OTHER NON-CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non-current liabilities
The components of other non-current liabilities are as follows:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities	$522	$499
Lease liabilities(1)	643	690
Derivative liabilities	92	277
Deferred revenue	15	16
Provisions	16	16
Loans and notes payables	3	1
Total other non-current liabilities	$1,291	$1,499
(1)For the three and six months ended June 30, 2022, interest expense relating to total lease liabilities (see Note 16, Accounts Payable And Other Liabilities for the current portion) was $15 million and $29 million (2021 - $15 million and $30 million), respectively.